OIL AND GAS PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas activities by classification.

	As of December 31,
	2021	2020
Oil and gas property – subject to amortization	$23,828,143	$20,912,041
Accumulated depletion and impairment	(20,223,663)	(19,573,054)
Oil and gas property – subject to amortization, net	$3,604,480	$1,338,987

Oil and gas property – not subject to amortization	$1,151,804	$1,113,494
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,151,804	$1,113,494

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil and Gas Property – Kruh Block
January 1, 2019	$1,999,817
Additional capitalization	245,202
Depletion	(817,533)
December 31, 2019	$1,427,486
Additional capitalization	566,244
Depletion	(654,743)
December 31, 2020	$1,338,987
Additional capitalization	2,916,102
Depletion	(650,609)
December 31, 2021	$3,604,480